Intangible Assets, Net - Summary of Amortization Expense Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 4,221	$ 4,312	$ 2,043
Cost of Revenues [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	4,147	4,149	1,874
Research and development expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	3	28	30
Sales and marketing expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	17	19	16
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 54	$ 116	$ 123